Long-Term Investments	12 Months Ended
Mar. 31, 2024
Schedule of Long-Term Investment [Abstract]
Long-term investments
11.	Long-term investments

The Company’s long-term investments consist of the following:

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB

Equity method investments	7,494	7,383
Available-for-sale investments	68,011	58,465
Equity securities with readily determinable fair values	102	39
Total	75,607	65,887

Equity method investments

The Company applies equity method in accounting for its investments in entities in which the Company has the ability to exercise significant influence but does not have control. As of March 31, 2023 and 2024, the carrying value of the equity method investments were RMB7.5 million and RMB7.4 million respectively, the change of which primarily relates to the equity gain recognized and the following investment which was accounted for as equity method investment:

In April 2019, the Company invested in Jiangsu Nanjing Agricultural University Animal Pharmaceutical Co., Ltd. (“Nanjing Animal Pharmaceutical”) to purchase 8.42% equity interest with total cash consideration of RMB2.5 million. As the Company is able to exercise significant influence which entitled to appoint one director, the Company therefore accounts for this investment under the equity method of accounting. In December 2022, the Company disposed all of its equity interest in Nanjing Animal Pharmaceutical with a total cash consideration of RMB 3 million. Accordingly, the Company recognized an investment gain of RMB 0.54 million in other gains, net.

The Company had 24.6% equity interest in Wuhan Chunzhijin Information Technology Co., Ltd. (“Chunzhijin”), which was accounted using equity method. The Company also provided loan to Chunzhijin (Note 27). In March 2023, the Company further invested in Chunzhijin to purchase 13.3% of the equity interest by waiving a loan receivable of RMB 3.4 million from Chunzhijin. After this transaction, together with the previously held equity interest in Chunzhijin, the total equity interest held by the Company increased to 34.65%. The Company continues to have significant influence over Chunzhijin and accounts for this investment under equity method.

Available-for-sale debt investments

The following table summarizes the Company’s available-for-sale debt investments as of March 31, 2023:

	Cost	Gross unrealized gains	Gross unrealized losses	Disposal of Long-term investments	Fair value

Unlisted debt securities	76,000	-	(7,561)	(428)	68,011

The following table summarizes the Company’s available-for-sale debt investments as of March 31, 2024:

	Cost	Gross unrealized gains	Gross unrealized losses	Disposal of Long-term investments	Fair value

Unlisted debt securities	76,000	-	(11,535)	(6,000)	58,465

The Company held 6.2% shareholding of Qingdao Shuangan Biotechnology Co., Ltd (“Qingdao Shuangan”). According to the investment agreement, the Company is entitled to redemption right after 48 months from the investment closing date. In April 2022, the Company transferred 0.31% shareholding of Qingdao Shuangan to a third-party investor with a cash consideration of RMB0.8 million. The Company recognized a RMB0.37 million investment gain in other gains, net. After the completion of the transaction, the shareholding of Qingdao Shuangan held by the Company was 5.9%. As of March 31, 2023 and 2024, based on the valuation results, the Company re-measured the investment in Qingdao Shuangan at fair value of RMB16.2 million and RMB15.2 million, respectively. For the years ended March 31, 2023 and 2024, the unrealized securities holding losses (net of tax) of RMB 1.14 million and RMB1.0 million was recorded as other comprehensive loss, respectively.

In October 2019, the Company purchased 23.64% shareholding of Beijing Petdog Technology Development Co., Ltd. (“Beijing Petdog”) with a cash consideration of RMB50 million. According to the investment agreement, the Company is entitled to redemption right after 60 months from the investment closing date. As of March 31, 2023 and 2024, based on the valuation results, the Company re-measured the investment at fair value of RMB33.7 million and RMB32.9 million, respectively. For year ended March 31, 2023 and 2024, the unrealized securities holding losses (net of tax) of RMB6.4 million and RMB0.8 million was recorded as other comprehensive loss, respectively.

In July and November 2021, the Company entered into investment agreements with Nanjing Animal Pharmaceutical. The Company provided Nanjing Animal Pharmaceutical one-year loans amounting to RMB16 million carrying a simple interest of 8% per annum. Together with the loan, the Company was also entitled a conversion right to convert all or part of the loan into 3.33% equity interest of Nanjing Animal Pharmaceutical during the loan term. As of March 31, 2024, RMB 2 million was unpaid and recorded in accrued liabilities and other current liabilities. The Company recognized the investment under available for sale debt securities. It was measured and recognized at fair value on a recurring basis with changes in fair value recorded in other comprehensive loss. In April 2023, Nanjing Animal Pharmaceutical entered into an agreement with the Company to repay principal loan of RMB6 million with interest of RMB0.8 million. In addition, Nanjing Animal Pharmaceutical paid additional RMB1.06 million to the Company as compensation. The Company recorded the compensation income as other gains, net. As of March 31, 2023 and 2024, based on the valuation results, the Company re-measured the investment at fair value of RMB18.0 million and RMB10.3 million, respectively. For year ended March 31, 2023 and 2024, the unrealized securities holding gains (net of tax) of RMB0.83 million and losses (net of tax) of RMB1.7 million was recorded as other comprehensive loss, respectively.

Equity securities with readily determinable fair values

The following table summarizes the Company’s equity securities with readily determinable fair values as of March 31, 2023:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value

Listed company	1,292	-	(1,190)	102

The following table summarizes the Company’s equity securities with readily determinable fair values as of March 31, 2024:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value

Listed company	1,292	-	(1,253)	39

In June 2021, the Company purchased 40,000 ordinary shares of Better Choice Company Inc. (“BTTR”), a company registered on NYSE American and engaging in selling pet products with a total cash consideration of US$200,000. The Company measured and recorded the investment at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement. The change of fair value is reported in other gains, net.